Business combinations (Detail Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 02, 2021	Jan. 15, 2021	Oct. 03, 2021	Aug. 16, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021
Business acquisition percentage of remaining equity interests acquirable													90.50%
Common shares to be issued		$ 17,157,567
Cost of revenue					$ 12,942,068		$ 13,893,643		$ 44,316,034	$ 43,774,625	$ 153,182,191	$ 0
Net income Loss					$ (147,985,084)		$ (561,350,050)	$ (63,814,952)	$ (212,049,285)	$ (536,464,297)	(587,032,334)	$ (6,463,606)
Business Combination, Consideration Transferred, Liabilities Incurred		$ 6,120									$ 1,459,402
Varda Inc [Member]
Business acquisition percentage of remaining equity interests acquirable					90.50%				90.50%
Business acquisition, voting interests acquired percentage													9.50%
Business acquisition value of shares issuable to non-controlling interests			$ 4,500,000,000
Business acquisition percentage of remaining equity interests acquirables			90.50%
Variable interest entity percentage of cost and expenses responsible by parent			100.00%
Variable interest entity percentage of revenue entitled by parent			100.00%
Variable interest entity percentage of cash distribution of margin on revenue by non-controlling interest holder			45.25%
Martian Delivery LLC [Member]
Consideration paid in cash				$ 237,500
Business Combination, Consideration Transferred, Liabilities Incurred				237,500
Coastal [Member]
Cost of revenue						$ 5,465,426
Net income Loss						684,050
Business acquisitions proforma revenue						21,424,219
Business acquisitions proforma net loss						2,282,811
Variable interest entity percentage of cost and expenses responsible by parent			100.00%
Variable interest entity percentage of management fee on revenue generated			100.00%
Business acquisition Intail value of shares issuable to non-controlling interests													$ 39,880,000
Business combination, acquisition of less than 100 percent, non controlling interest, fair value													$ 35,428,597
Business acquisition shares issuable to redeem non-controlling interests													12,230,494
Business acquisition cash advances used for settlement of liabilities						$ 20,700,000
Coastal [Member] | Measurement Input Discount Rate [Member] | Minimum [Member]
Business combination, contingent consideration, liability, measurement input													8.00%
Coastal [Member] | Measurement Input Discount Rate [Member] | Maximum [Member]
Business combination, contingent consideration, liability, measurement input													10
Coastal [Member] | Loan Agreement [Member]
Business acquisition loan advanced			$ 2,070,000,000
Coastal [Member] | Unit Purchase Agreement [Member]
Business acquisition, voting interests acquired percentage													100.00%
Business acquisition shares issuable to redeem non-controlling interests						2,142,125,100					2,142,125,100
Calma [Member]
Common shares to be issued						$ 1,468,474
Cost of revenue						1,675,337
Net income Loss						41,537
Consideration paid in cash						8,500,000
Business acquisition, voting interests acquired percentage													85.00%
Business acquisition value of shares issuable to non-controlling interests						1,500,000					$ 1,500,000
Business acquisitions proforma revenue						10,502,294
Business acquisitions proforma net loss						157,082
Calma [Member] | Local Regulations [Member]
Consideration paid in cash						$ 1,500,000
Business acquisition, voting interests acquired percentage						15.00%					15.00%
Kases Jurney Inc [Member]
Common shares to be issued	$ 1,221,902
Consideration paid in cash	$ 1,300,000
Business combination, consideration transferred, liability, noncurrent				$ 237,500		$ 1,253,874					$ 1,253,874
Kases Journey Inc. [Member] | Measurement Input Discount Rate [Member]
Business combination, contingent consideration, liability, measurement input						6.30%					6.30%